Cash and cash equivalents	12 Months Ended
Dec. 31, 2017
Cash and Cash Equivalents [Abstract]
Cash and Cash Equivalents Disclosure
Cash and cash equivalents
Cash and cash equivalents includes $20.2 million and $25.4 million of short-term deposits with original maturities of less than three months, at December 31, 2017 and 2016, respectively.